Shareholder Report, Average Annual Return (Details)		12 Months Ended		60 Months Ended	88 Months Ended	120 Months Ended
	Sep. 12, 2017	Dec. 31, 2024	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000001420
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Crawford Large Cap Dividend Fund - Class C
Average Annual Return, Percent		10.30%		6.59%		7.11%
C000001421
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Crawford Large Cap Dividend Fund - Class I
C000193208
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Crawford Multi-Asset Income Fund
C000118268
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Crawford Small Cap Dividend Fund - Class I
Without Sales Load [Member] | C000001420
Average Annual Return [Line Items]
Average Annual Return, Percent		10.30%		6.59%		7.11%
Without Sales Load [Member] | C000001421
Average Annual Return [Line Items]
Average Annual Return, Percent		11.38%		7.66%		8.19%
Without Sales Load [Member] | C000193208
Average Annual Return [Line Items]
Average Annual Return, Percent		11.35%		4.80%	5.21%
Without Sales Load [Member] | C000118268
Average Annual Return [Line Items]
Average Annual Return, Percent		10.45%		6.55%		8.09%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%		14.53%		13.10%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%		14.53%		13.10%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		23.81%		13.86%	13.75%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		23.81%		13.86%		12.55%
Russell 1000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		24.51%		14.28%		12.87%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		14.37%		8.68%		8.49%
Russell 1000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		24.51%		14.28%		12.87%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		14.37%		8.68%		8.49%
NASDAQ US Multi-Asset Diversified Income Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ US Multi-Asset Diversified Income Total Return Index
Average Annual Return, Percent		10.51%		3.70%	4.46%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		11.54%		7.40%		7.82%